CPG CARLYLE COMMITMENTS MASTER FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2021 (UNAUDITED)

	Geographic	Acquisition			Percentage of
Investment Funds (86.63%)	Region	Date	Cost	Fair Value	Net Assets
Co-Investments (16.72%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,296,062	$11,838,099	1 .04%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	2/15/2018	4,325,267	22,171,982	1 .95%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,583,198	17,872,816	1 .57%
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	10/15/2013	2,307,957	2,693,298	0 .24%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	3,114,691	3,598,757	0 .32%
Carlyle RDSL Coinvestment, L.P.(a)(c)	South America	9/30/2015	10,703,209	24,568,548	2 .16%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	11,177,397	0 .98%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,066,895	8,124,783	0 .71%
CEMOF II Master Co-Investment Partners, L.P.(a)(c)	North America	9/12/2016	5,673,263	7,119,533	0 .63%
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	3/27/2014	0	3,205	0 .00	%(d)
Matador Co-Investment SCSp(a)(c)	Europe	9/30/2019	5,260,110	5,903,629	0 .52%
Nash Coinvestment, L.P.(a)(c)	Africa	10/10/2017	7,065,508	11,874,240	1 .04%
Neptune Coinvestment, L.P.(a)(c)	Europe	6/23/2017	7,531,800	19,317,987	1 .70%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,206,022	44,087,380	3 .87%
Total Co-Investments			100,313,982	190,351,654

Primary Investments (42.43%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	11/13/2017	20,316,294	38,393,712	3 .37%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	5/23/2016	11,646,381	7,640,885	0 .67%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	5/25/2014	39,229,078	40,807,250	3 .58%
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	10/30/2017	42,684,813	49,764,144	4 .37%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	4/23/2018	15,495,665	18,349,808	1 .61%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	3/28/2015	14,076,846	18,339,275	1 .61%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	11/30/2018	19,640,374	26,291,468	2 .31%
Carlyle Global Financial Services Partners II, L.P.(a)(c)	Global	6/30/2014	8,788,345	11,781,497	1 .03%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	6/30/2017	22,003,019	26,682,937	2 .34%
Carlyle International Energy Partners II, S.C.Sp.(a)(c)	Global	11/30/2018	5,067,191	4,860,137	0 .43%
Carlyle International Energy Partners, L.P.(a)(c)	Global	3/12/2014	28,023,539	30,628,023	2 .69%
Carlyle Partners VI, L.P.(a)(c)	North America	9/30/2013	10,799,340	20,062,087	1 .76%
Carlyle Partners VII, L.P.(a)(c)	North America	11/29/2017	96,819,236	109,938,384	9 .66%
Carlyle Partners VIII, L.P.(a)(b)(c)	North America	9/10/2021	0	(731,156)	(0 .06)%
Carlyle Structured Credit Fund, L.P.(a)(c)	North America	4/17/2017	31,861,410	29,411,604	2 .58%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(c)	Europe	6/6/2019	7,616,277	8,990,292	0 .79%
Golub Capital Partners 10, L.P.(a)(c)	North America	10/1/2016	13,125,000	13,125,000	1 .15%
JLL Partners Fund VII, L.P.(a)(c)	North America	3/31/2016	8,330,442	10,005,980	0 .88%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	9/16/2019	3,729,657	5,265,728	0 .46%
Spring Bridge Partners, L.P.(a)(c)	North America	9/17/2019	6,008,461	11,637,768	1 .02%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	8/31/2020	2,046,530	1,739,037	0 .15%
Total Primary Investments			407,307,898	482,983,860

Secondary Investments (27.48%)
Aberdeen Venture Partners IV, L.P.(a)	North America	9/30/2016	0	5,997	0 .00	%(d)
Access Holdings (FPG), L.P.(a)(b)(c)	North America	8/18/2021	7,312,370	7,666,131	0 .67%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	5/28/2021	1,754,405	1,824,358	0 .16%
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	0	28,627	0 .00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	11/30/2020	0	208,024	0 .02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	138,201	36,923	0 .00	%(d)

	Geographic	Acquisition			Percentage of
Investment Funds (86.63%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (27.48%) (continued)
Brentwood Associates Opportunities Fund, L.P.(a)(c)	North America	4/15/2021	$4,027,019	$6,174,633	0 .54%
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	298,498	10,498	0 .00	%(d)
Carlyle Asia Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/1/2013	127,118	152,272	0 .01%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	0	133,897	0 .01%
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	12/31/2014	673,103	1,966,484	0 .17%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(c)	Asia/Pacific	12/31/2018	992,183	3,690,906	0 .32%
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	5/24/2017	1,584,212	1,498,614	0 .13%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	10/31/2017	329,916	198,501	0 .02%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(c)	North America	9/30/2016	0	1,590,094	0 .14%
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	764,904	77,889	0 .01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	7/1/2013	833,413	524,635	0 .05%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	4/2/2014	2,395,211	169,617	0 .01%
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	22,979	4,228	0 .00	%(d)
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	12/18/2018	0	29,500	0 .00	%(d)
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	4/2/2014	1,618	801	0 .00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)	Global	12/31/2017	2,606,638	5,342,626	0 .47%
Carlyle Global Financial Services Partners, L.P.(a)(c)	Global	6/30/2014	0	385,102	0 .03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	8/29/2014	1,418,216	127,434	0 .01%
Carlyle International Energy Partners, L.P.(a)	Global	12/29/2017	6,817,053	7,146,539	0 .63%
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	238,860	66,742	0 .01%
Carlyle Japan Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/30/2016	0	910	0 .00	%(d)
Carlyle MENA Partners, L.P.(a)(b)(c)	Middle East/North Africa	9/28/2018	324,643	476,133	0 .04%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942	0 .04%
Carlyle Partners V Coinvestment, L.P.(a)	North America	4/2/2014	642,205	671,798	0 .06%
Carlyle Partners V, L.P.(a)(b)(c)	North America	6/28/2013	9,852,234	10,682,068	0 .94%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	8/31/2014	179,785	312,308	0 .03%
Carlyle Partners VI, L.P.(a)	North America	7/6/2016	0	8,610,030	0 .76%
Carlyle Realty Partners V, L.P.(a)(c)	North America	10/11/2017	157,023	157,009	0 .01%
Carlyle Realty Partners VI, L.P.(a)(c)	North America	4/25/2018	115,259	327,087	0 .03%
Carlyle South America Buyout Fund, L.P.(a)(c)	South America	10/31/2017	2,353,562	2,731,990	0 .24%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	8/16/2013	236,329	126,765	0 .01%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	8/16/2013	4,323,504	2,992,982	0 .26%
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	165	220,121	0 .02%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	3/4/2016	1,280	37,819	0 .00	%(d)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	3/15/2019	22,798	76,537	0 .01%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	12/31/2018	0	82,530	0 .01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,444	9,348	0 .00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(c)	North America	9/30/2014	2,054,152	282,665	0 .02%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	7/1/2018	378,797	1,012,373	0 .09%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	10/17/2019	11,398	46,635	0 .00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	256,561	0 .02%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	0	144,430	0 .01%
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	121,410	0 .01%
Euro Wagon II, L.P.(a)(b)	North America	3/29/2019	0	93,028	0 .01%
FB HA Holdings, L.P.(a)(b)	North America	8/11/2021	5,014,423	5,003,125	0 .44%
Forward Ventures IV, L.P.(a)(b)	North America	8/31/2019	0	2,027,841	0 .18%
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	5,098,536	8,885,186	0 .78%
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	5/31/2019	0	6,133	0 .00	%(d)
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	148,676	41,303	0 .00	%(d)
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	619,493	164,238	0 .01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	9/1/2020	23,917	9,505,979	0 .84%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	12/30/2015	1,864,152	2,069,949	0 .18%
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	0	2,669,817	0 .23%

	Geographic	Acquisition			Percentage of
Investment Funds (86.63%) (continued)	Region	Date	Cost	Fair Value	Net Assets
Secondary Investments (27.48%) (continued)
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	$0	$1,071,420	0 .09%
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	5,964,085	7,574,072	0 .67%
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	2,717,980	0 .24%
MENA Coinvestment, L.P.(a)(b)	Middle East/North Africa	4/2/2014	258,385	296,132	0 .03%
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	12/31/2017	7,243,083	3,423,013	0 .30%
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	0	174,210	0 .02%
New Enterprise Associates 9, L.P.(a)(b)	North America	6/23/2017	0	19,245	0 .00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	12/29/2014	20,452,401	12,372,779	1 .09%
OCM Opportunities Fund VII (Cayman), Ltd.(a)	North America	10/17/2019	97,255	117,827	0 .01%
OCM Opportunities Fund VII, L.P.(a)	North America	10/17/2019	8,734	10,756	0 .00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(c)	North America	10/17/2019	0	17,166	0 .00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(c)	North America	10/17/2019	0	1,574	0 .00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	6/22/2018	23,204,136	31,248,650	2 .74%
Pegasus WSJLL Fund, L.P.(a)(b)(c)	North America	12/10/2021	9,206,199	9,206,199	0 .81%
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	3,676	0 .00	%(d)
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	19,216	0 .00	%(d)
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	8/26/2019	13,148,341	26,748,695	2 .35%
Riverside Micro-Cap Fund III, L.P.(a)(c)	North America	5/1/2019	0	9,975,619	0 .88%
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	9/30/2014	19,379,784	8,898,085	0 .78%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(c)	North America	9/30/2014	5,243,990	72,484	0 .01%
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(c)	North America	5/31/2019	748,934	88,630	0 .01%
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	160,722	192,378	0 .02%
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	31,882	32,050	0 .00	%(d)
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826	0 .00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	6,674,747	0 .59%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	437,215	0 .04%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	1,917,818	24,861,537	2 .18%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	168,691	2,072,097	0 .18%
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	212,243	303,919	0 .03%
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	100,074	143,299	0 .01%
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	46,348	66,368	0 .01%
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	6/21/2021	4,350,357	4,361,134	0 .38%
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	9/13/2019	10,409,062	12,897,591	1 .13%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	9/28/2018	2,650,389	2,902,117	0 .25%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	25,287,264	21,147,570	1 .86%
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	22,315,337	19,921,874	1 .75%
WLR Recovery IV, L.P.(a)(c)	North America	7/1/2016	0	3,391,178	0 .30%
Total Secondary Investments			249,479,137	312,852,450

Total Investment Funds			$757,101,017	$986,187,964

	Geographic	Acquisition	Shares/Par			Percentage of
Direct Investments (0.28%)	Region	Date	Value	Cost	Fair Value	Net Assets
Interlink Maritime Corp.(a)(b)(e)	North America	5/31/2019	80,000	3,000,000	3,153,532	0 .28%

Total Direct Investments				$3,000,000	$3,153,532

Short-Term Investments (13.89%)	Cost	Fair Value
Money Market Funds (13.89%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.01%(f)	$78,062,332	$78,062,332
Fidelity Treasury Only Money Market Fund, 0.01%(f)	25,416,638	25,416,638
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.01%(f)	25,415,866	25,415,866
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.00%(f)	25,416,061	25,416,061
Morgan Stanley Institutional Liquidity Fund, Class I, 0.01%(f)	3,845,990	3,845,990

Total Money Market Funds	158,156,887	158,156,887

Total Short-Term Investments	$158,156,887	$158,156,887

Total Investments (100.80%)	$918,257,904	$1,147,498,383
Liabilities in Excess of Other Assets (-0.80%)		(9,076,945)
Net Assets (100.00%)		$1,138,421,438

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $989,341,496, which represents approximately 86.90% of net assets as of December 31, 2021.
(b)	Non-income producing security.
(c)	The Fund held unfunded commitments in the investment as of December 31, 2021. Total unfunded commitments amount to $376,411,640 as of December 31, 2021.
(d)	Rounds to less than 0.005%
(e)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.28% of Net Assets. The total value of these securities is $3,153,532.
(f)	The rate shown is the annualized 7-day yield as of December 31, 2021.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2021	Fund Delivering	U.S. $ Value at December 31, 2021	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/14/22	BRL	3,528,823	USD	3,489,062	$39,761
						$39,761

Morgan Stanley	03/14/22	USD	24,839,980	BRL	25,134,669	$(294,689)
						$(294,689)

Investments as of December 31, 2021

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	16.72%
Primary Investments	42.43%
Secondary Investments	27.48%
Total Investment Funds	86.63%
Direct Investments	0.28%
Short-Term Investments
Money Market Fund	13.89%
Total Investments	100.80%
Liabilities in excess of other assets	(0.80%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS MASTER FUND, LLC

Notes to Consolidated Schedule of Investments

December 31, 2021 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Direct Investments	$–	$–	$3,153,532	$3,153,532
Short-Term Investments	–	158,156,887	–	158,156,887
TOTAL	$–	$158,156,887	$3,153,532	$161,310,419
Other Financial Instruments
	$–	$39,761	$–	$39,761
Forward Foreign Currency Contracts	$–	$(294,689)	$–	$(294,689)
TOTAL	$–	$(254,928)	$–	$(254,928)

The Master Fund held Investment Funds with a fair value of $986,187,964, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of December 31, 2021, as investments in Investment Funds valued at net asset value, as a "practical expedient", are not required to be included in the fair value hierarchy.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2021:

	Direct Investments	Total
Balance as of April 1, 2021	$2,030,605	$2,030,605
Purchases	-	-
Sales	-	-
Realized Gain	-	-
Change in Unrealized Appreciation/(Depreciation)	1,122,927	1,122,927
Transfer in	-	-
Transfer out	-	-
Balance as of December 31, 2021	$3,153,532	$3,153,532
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2021	$1,122,927	$1,122,927

The amount of the net change in unrealized appreciation/depreciation for the period ended December 31, 2021 relating to investments in Level 3 assets still held at December 31, 2021 is $1,122,927.